OTHER LONG-TERM LIABILITIES - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 1,084	€ 845
Current liabilities		89
Total projected benefit obligation	1,084	934
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,157	1,117
Current liabilities	70	102
Total projected benefit obligation	€ 1,227	€ 1,219